GENERAL INFORMATION - Schedule of Interests in Subsidiaries (Details)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
JSC Kyivstar
Disclosure of subsidiaries [line items]
Interest	99.995%	99.995%
LLC Kyivstar.Tech
Disclosure of subsidiaries [line items]
Interest	100.00%	100.00%
LLC Helsi Ukraine
Disclosure of subsidiaries [line items]
Interest	97.99%	97.99%
LLC Lan Trace
Disclosure of subsidiaries [line items]
Interest	100.00%	100.00%
LLC Uklon Corporate
Disclosure of subsidiaries [line items]
Interest	97.00%
LLC Uklon Tech
Disclosure of subsidiaries [line items]
Interest	97.00%
LLC Uklon Ltd
Disclosure of subsidiaries [line items]
Interest	97.00%
Uklon LLC
Disclosure of subsidiaries [line items]
Interest	100.00%
Uklon LLC | LLC Uklon Ltd
Disclosure of subsidiaries [line items]
Interest	100.00%
Kyivstar Holdings B.V.
Disclosure of subsidiaries [line items]
Interest	100.00%	100.00%
Kyivstar Cayman Corp.
Disclosure of subsidiaries [line items]
Interest	0.00%	100.00%
SUNVIN 11 LLC
Disclosure of subsidiaries [line items]
Interest	100.00%
LLC ISP Shtorm
Disclosure of subsidiaries [line items]
Interest	100.00%
LLC MTPK
Disclosure of subsidiaries [line items]
Interest	100.00%
LLC Farmel
Disclosure of subsidiaries [line items]
Interest	100.00%
LLC Farmel | LLC MTPK
Disclosure of subsidiaries [line items]
Interest	100.00%
LLC Farma Studio
Disclosure of subsidiaries [line items]
Interest	100.00%
LLC Farma Studio | LLC MTPK
Disclosure of subsidiaries [line items]
Interest	100.00%